Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Year-end value of $100 invested on 12/31/2020 in:
Year	Summary Compensation Table Total for Liren Chen(1) $	Summary Compensation Table Total for William Merritt(2) $	Compensation Actually Paid to Liren Chen(1)(3)(4) (5) $	Compensation Actually Paid to William Merritt(2)(3) (4)(5) $	Average Summary Compensation Table Total for Non-CEO NEOs(6) $	Average Compensation Actually Paid to Non-CEO NEOs(3)(4)(5)(6) $	IDCC $	Nasdaq Telecommuni- cations Total Shareholder Return $	Net Income (in millions) $	Adjusted EBITDA (7) (in millions) $	Revenue (in millions) $
2025	7,847,557	—	57,183,740	—	3,217,057	10,504,361	572.81	107.59	406.6	588.9	834.0
2024	7,258,318	—	88,835,965	—	2,599,972	10,931,386	345.10	93.76	358.6	511.0	868.5
2023	4,773,160	—	20,846,309	—	1,951,371	4,854,810	190.63	82.63	214.1	345.2	549.6
2022	4,824,787	—	8,473,818	—	2,660,110	3,432,926	85.24	74.69	93.7	254.5	457.8
2021	10,824,838	1,570,440	19,400,708	(711,223)	1,426,410	2,407,304	120.49	102.14	55.3	208.0	425.4

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	(1) Liren Chen became CEO of the company on April 5, 2021. (2) William Merritt served as CEO until his retirement on April 5, 2021.	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2025: Richard Brezski; Julia Mattis; Rajesh Pankaj; Joshua Schmidt; Eeva Hakoranta
2024: Richard Brezski; Eeva Hakoranta; Rajesh Pankaj; Joshua Schmidt
2023: Richard Brezski; Eric Cohen, Eeva Hakoranta; Rajesh Pankaj; Joshua Schmidt
2022: Richard Brezski; Eric Cohen; Eeva Hakoranta; Rajesh Pankaj
2021: Richard Brezski; Eric Cohen; Eeva Hakoranta; Henry Tirri

Adjustment To PEO Compensation, Footnote	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2025		2024
	Liren Chen	Average Non-CEO NEOs	Liren Chen	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$7,847,557	$3,217,057	$7,258,318	$2,599,972
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(5,333,332)	$(1,965,000)	$(5,000,000)	$(1,500,000)
Year-end fair value of unvested awards granted in the current year	$19,059,392	$3,704,370	$33,316,224	$3,088,567
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$32,337,503	$5,386,267	$37,138,400	$6,302,507
Fair values at vest date for awards granted and vested in current year	$—	$33,783	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$3,272,620	$851,810	$16,123,023	$440,340
Forfeitures during current year equal to prior year-end fair value	$—	$(723,926)	$—	$—
Total Adjustments for Equity Awards	$49,336,183	$7,287,304	$81,577,647	$8,331,414
Compensation Actually Paid (as calculated)	$57,183,740	$10,504,361	$88,835,965	$10,931,386

	2023		2022		2021
	Liren Chen	Average Non-CEO NEOs	Liren Chen	Average Non-CEO NEOs	Liren Chen	William Merritt	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$4,773,160	$1,951,371	$4,824,787	$2,660,110	$10,824,838	$1,570,440	$1,426,410
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(3,000,000)	$(1,389,000)	$(2,200,025)	$(1,575,024)	$(5,219,984)	$—	$(637,515)
Year-end fair value of unvested awards granted in the current year	$3,746,424	$1,132,367	$5,249,160	$1,866,893	$7,850,314	$—	$907,588
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$9,099,191	$2,496,089	$783,791	$532,141	$—	$(1,601,770)	$623,362
Fair values at vest date for awards granted and vested in current year	$—	$21,016	$—	$—	$5,945,540	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$6,227,534	$642,967	$(183,895)	$(51,194)	$—	$(679,893)	$87,459
Total Adjustments for Equity Awards	$16,073,149	$2,903,439	$3,649,031	$772,816	$8,575,870	$(2,281,663)	$980,894
Compensation Actually Paid (as calculated)	$20,846,309	$4,854,810	$8,473,818	$3,432,926	$19,400,708	$(711,223)	$2,407,304

Non-PEO NEO Average Total Compensation Amount	$ 3,217,057	$ 2,599,972	$ 1,951,371	$ 2,660,110	$ 1,426,410
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,504,361	10,931,386	4,854,810	3,432,926	2,407,304
Adjustment to Non-PEO NEO Compensation Footnote	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2025		2024
	Liren Chen	Average Non-CEO NEOs	Liren Chen	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$7,847,557	$3,217,057	$7,258,318	$2,599,972
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(5,333,332)	$(1,965,000)	$(5,000,000)	$(1,500,000)
Year-end fair value of unvested awards granted in the current year	$19,059,392	$3,704,370	$33,316,224	$3,088,567
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$32,337,503	$5,386,267	$37,138,400	$6,302,507
Fair values at vest date for awards granted and vested in current year	$—	$33,783	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$3,272,620	$851,810	$16,123,023	$440,340
Forfeitures during current year equal to prior year-end fair value	$—	$(723,926)	$—	$—
Total Adjustments for Equity Awards	$49,336,183	$7,287,304	$81,577,647	$8,331,414
Compensation Actually Paid (as calculated)	$57,183,740	$10,504,361	$88,835,965	$10,931,386

	2023		2022		2021
	Liren Chen	Average Non-CEO NEOs	Liren Chen	Average Non-CEO NEOs	Liren Chen	William Merritt	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$4,773,160	$1,951,371	$4,824,787	$2,660,110	$10,824,838	$1,570,440	$1,426,410
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(3,000,000)	$(1,389,000)	$(2,200,025)	$(1,575,024)	$(5,219,984)	$—	$(637,515)
Year-end fair value of unvested awards granted in the current year	$3,746,424	$1,132,367	$5,249,160	$1,866,893	$7,850,314	$—	$907,588
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$9,099,191	$2,496,089	$783,791	$532,141	$—	$(1,601,770)	$623,362
Fair values at vest date for awards granted and vested in current year	$—	$21,016	$—	$—	$5,945,540	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$6,227,534	$642,967	$(183,895)	$(51,194)	$—	$(679,893)	$87,459
Total Adjustments for Equity Awards	$16,073,149	$2,903,439	$3,649,031	$772,816	$8,575,870	$(2,281,663)	$980,894
Compensation Actually Paid (as calculated)	$20,846,309	$4,854,810	$8,473,818	$3,432,926	$19,400,708	$(711,223)	$2,407,304

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Tabular List, Table	The role of each of these performance measures in our executive compensation program is discussed in the CD&A. •Adjusted EBITDA •Revenue
Total Shareholder Return Amount	$ 107.59	93.76	82.63	74.69	102.14
Net Income (Loss)	$ 406,600,000	$ 358,600,000	$ 214,100,000	$ 93,700,000	$ 55,300,000
Company Selected Measure Amount	588,900,000	511,000,000.0	345,200,000	254,500,000	208,000,000.0
Adjustment to Compensation, Amount	$ 572.81	$ 345.10	$ 190.63	$ 85.24	$ 120.49
Additional 402(v) Disclosure	The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:
•Expected life of each stock option is based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest/FYE date.
•Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price.
•Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.
•Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.
•Represents annual dividend yield on each vest/FYE date.
	Assumptions used in the valuation of equity awards for purposes of calculating Compensation Actually Paid were materially the same as at grant date, except for adjusting for expected performance of performance-based RSUs at each measurement date.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP financial measure. See Appendix A for an explanation of this metric and a detailed reconciliation to the most directly comparable GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	834,000,000.0	868,500,000	549,600,000	457,800,000	425,400,000
Name	Revenue
Liren Chen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,847,557	$ 7,258,318	$ 4,773,160	$ 4,824,787	$ 10,824,838
PEO Actually Paid Compensation Amount	$ 57,183,740	88,835,965	20,846,309	8,473,818	19,400,708
PEO Name	Liren Chen
William Merritt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,570,440
PEO Actually Paid Compensation Amount					(711,223)
PEO Name	William Merritt
PEO | Liren Chen [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 49,336,183	81,577,647	16,073,149	3,649,031	8,575,870
PEO | Liren Chen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,333,332)	(5,000,000)	(3,000,000)	(2,200,025)	(5,219,984)
PEO | Liren Chen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,059,392	33,316,224	3,746,424	5,249,160	7,850,314
PEO | Liren Chen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,337,503	37,138,400	9,099,191	783,791	0
PEO | Liren Chen [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	5,945,540
PEO | Liren Chen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,272,620	16,123,023	6,227,534	(183,895)	0
PEO | Liren Chen [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | William Merritt [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,281,663)
PEO | William Merritt [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | William Merritt [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | William Merritt [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,601,770)
PEO | William Merritt [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | William Merritt [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(679,893)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,287,304	8,331,414	2,903,439	772,816	980,894
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,965,000)	(1,500,000)	(1,389,000)	(1,575,024)	(637,515)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,704,370	3,088,567	1,132,367	1,866,893	907,588
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,386,267	6,302,507	2,496,089	532,141	623,362
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,783	0	21,016	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	851,810	440,340	$ 642,967	$ (51,194)	$ 87,459
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (723,926)	$ 0